AMOUNTS DUE FROM RELATED COMPANIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Sep. 30, 2012
Related Party Transaction [Line Items]
Total	$ 141	[1]	$ 123	[1]
Xi'an Hu County Yuxing Agriculture Technology Development Co., Ltd [Member]
Related Party Transaction [Line Items]
Total	140		0
Shaanxi Tech Team Jinong Humid Acid Product Co., Ltd [Member]
Related Party Transaction [Line Items]
Total	1		0
Jinong High Tech Agriculture Model Park Inc [Member]
Related Party Transaction [Line Items]
Total	$ 0		$ 123

[1]	*All of the VIE’s assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company’s general assets (Note 3).